Tangible and intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Tangible and intangible assets [Abstract]
Schedule of reconciliation of changes in tangible and intangible assets

Skr mn	Dec 31, 2025	Dec 31, 2024	Dec 31, 2023
Carrying amount
Tangible assets	34	32	34
Right-of-use assets	86	96	123
Intangible assets	38	50	88
Total carrying amount	158	178	245
Depreciation and impairment during the year according to the Consolidated Statement of Comprehensive Income	-64	-84	-88